General and administrative expenses (Schedule of General and Administrative Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | ₪			₪ 16,185	₪ 13,557	₪ 10,442
Office maintenance | ₪			1,591	1,455	1,411
Professional fees | ₪			2,571	2,921	2,432
Vehicles | ₪			322	330	545
Depreciation and amortization | ₪			880	620	552
Bad and doubtful debts | ₪			(1,308)	847	(59)
Communication | ₪			82	75	60
Other | ₪			1,595	1,262	1,303
General and administrative expenses | ₪			₪ 21,918	₪ 21,067	₪ 16,686
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | $		$ 5,034
Office maintenance | $		495
Professional fees | $		800
Vehicles | $		100
Depreciation and amortization | $		274
Bad and doubtful debts | $		(407)
Communication | $		26
Other | $		495
General and administrative expenses | $	[1]	$ 6,817

[1]	Convenience Translation into US Dollars.